UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  September 30, 2010


Check here if Amendment:  [  ]amendment Number:
This Amendment: [X ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Directions Investment Advisory, LLC
Address: The Pointe, Suite 220
         400 Northridge Road
         Atlanta, Georgia  30350

13F File Number:  28-13057

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Macora Furlong
Title:  Director of Operations
Phone:  678-507-1460

Signature, Place, and Date of Signing:

Macora Furlong         Atlanta, Georgia       09/30/10

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:     125,533
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers wtih respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name


               28-13057

[Repeat as necessary].

       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE

Ishares MSCI ACWI              COM       464288240    196    4732     sh           sole                 4732
Ishares Russell 1000 Growth    COM       464287614   1576   30687     sh           sole                30687
Ishares Russell 1000 Value     COM       464287598   1425   24162     sh           sole                24162
Ishares Russell 3000 Index     COM       464287689    288    4271     sh           sole                 4271
Ishares S & P 500 Index        COM       464287200    188    1646     sh           sole                 1646
Ishares Tr S&P 500 Barra       COM       464287408    235    4332     sh           sole                 4332
Ishares TRUST Dow Jones        COM       464287168      2      52.31  sh           sole                52.31
SPDR DJ Wilshire Large Cap Gro COM       78464A409  48458  948295     sh           sole               948295
Ishares Russell Mid Cap Growth COM       464287481    613   12300     sh           sole                12300
Ishares Russell Midcap         COM       464287473     19     461     sh           sole                  461
Ishares S&P MidCap 400 Barra   COM       464287606  19649  223152     sh           sole               223152
Ishares S&P MidCap 400 Index   COM       464287507     90    1120     sh           sole                 1120
Ishares International Small    COM       78463X871     49    1769     sh           sole                 1769
Ishares Tr S&P Muni Fund       COM       464288158     52     492     sh           sole                  492
Ishares Russell 2000           COM       464287655   3493   51741     sh           sole                51741
Ishares Tr Russell             COM       464287648    643    8597     sh           sole                 8597
SPDR DJ Wilshire Small Cap Gr  COM       78464A201  19565  209255     sh           sole               209255
Ishares Russell 2000 Value     COM       464287630    411    6636     sh           sole                 6636
Vanguard Intl Eqty Index       COM       922042775    190    4181     sh           sole                 4181
Ishares MSCI ACWI Index        COM       464288257    157    3636     sh           sole                 3636
Ishares MSCI EAFE Index        COM       464287465  26763  487300     sh           sole               487300
Ishares TRUST                  COM       464288273    115    3012     sh           sole                 3012
DJ Wilshrie REIT               COM       78464A607    531    9264     sh           sole                 9264
Ishares International REIT     COM       78463X863    227    5906     sh           sole                 5906
Ishares TrCohen & Steer        COM       449243104      4      60     sh           sole                   60
Ishares Tr Lehiman Bd Fd       COM       464287226     36     332     sh           sole                  332
Ishares TRUST                  COM       464288414    377    3535     sh           sole                 3535
Vanguard Bond Index Fund       COM       921937819    181    2091     sh           sole                 2091


